Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current	¥ 40,710	¥ 47,834
Non-current	993	568
Accrued investment income	41,703	48,402
Bank deposits [member]
Disclosure of financial assets [line items]
Accrued investment income	12,310	19,805
Debt securities [member]
Disclosure of financial assets [line items]
Accrued investment income	25,048	23,486
Other assets [member]
Disclosure of financial assets [line items]
Accrued investment income	¥ 4,345	¥ 5,111